Share-based Payments - Schedule of Award Activity Related to Other Awards (Details) - ¥ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Phantom stock appreciation rights (PSARs)
Number of shares
As of beginning of the year (in shares)	217,530	1,471,095	2,270,439
Forfeited/expired after vesting (in shares)	(217,530)	(1,253,565)	(799,344)
As of end of the year (in shares)	0	217,530	1,471,095
Weighted average exercise price (JPY)
As of beginning of the year (in JPY per share)	¥ 5,956	¥ 5,481	¥ 4,997
Forfeited/expired after vesting (in JPY per share)	6,428	6,054	5,134
As of end of the year (in JPY per share)	¥ 0	¥ 5,956	¥ 5,481
Restricted stock units (RSUs)
Number of shares
As of beginning of the year (in shares)	0	317,734	778,451
Forfeited before vesting (in shares)	0	(8,208)	(62,649)
Vested (in shares)	0	(313,259)	(398,068)
Transfer from Equity-Settled ESOP (in shares)	0	3,733	0
As of end of the year (in shares)	0	0	317,734
Liability-settled long-term incentive plan (LTIP)
Number of shares
As of beginning of the year (in shares)	367,642	296,640	262,994
Granted (in shares)	197,798	213,224	153,604
Forfeited before vesting (in shares)	(38,245)	(30,372)	(25,682)
Vested (in shares)	(341,148)	(197,780)	(120,240)
Transfer from Equity-Settled LTIP (in shares)	209,715	85,930	25,964
As of end of the year (in shares)	395,762	367,642	296,640